Taxes payable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 593	R$ 789
Current liabilities	387	491
Non-current liabilities	206	298
Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	593	789
IPI [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	66	74
ICMS [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	227	218
PIS and Cofins [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	29	20
Other [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	9	105
Value Added Tax [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	119	150
Tax On Financial Income [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 143	R$ 222